Schedule of Future Minimum Lease Payments (Tables)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Schedule of Future Minimum Lease Payments (Tables)
Schedule of Future Minimum Rental Payments for Operating Leases	The following table reflects the future minimum lease payments under the operating lease as of December 31, 2013.
Year	Lease Obligation

2014	$133,515
2015	143,475
2016	73,185
2017	55,935

$406,110

Schedule of Future Minimum Rental Payments for Operating Leases.

The following table reflects the future minimum lease payments under the operating leases as of December 31, 2012.

Year	Lease Obligation

2013	138,897
2014	117,465
2015	71,325
2016	73,185
2017	55,935

$456,807